Statements of Operations (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY	Dec. 31, 2009 Parent Company CNY
Condensed Financial Statements, Captions [Line Items]
Net revenues		$ 589,531,000	3,710,452,000	2,976,025,000	2,441,665,000	$ 0	0	0	0
Operating expenses		(542,273,000)	(3,413,014,000)	(2,445,632,000)	(2,200,031,000)	(9,816,000)	(61,783,000)	(3,590,000)	(3,262,000)
Income from operations		47,258,000	297,438,000	530,393,000	241,634,000	(9,816,000)	(61,783,000)	(3,590,000)	(3,262,000)
Share of income from subsidiaries	(853,000)	(136,000)	(853,000)	0	0	38,008,000	239,217,000	416,760,000	200,664,000
Interest income		5,084,000	31,996,000	9,454,000	6,686,000	1,286,000	8,095,000	90,000	268,000
Interest expense		(7,447,000)	(46,868,000)	(2,024,000)	(10,983,000)	(7,300,000)	(45,945,000)	(1,730,000)	(10,866,000)
Issuance costs for convertible notes		0	0	(42,559,000)	0	0	0	(42,559,000)	0
(Loss)/gain on change in fair value of convertible notes		31,546,000	198,547,000	(9,040,000)	0	31,546,000	198,547,000	(9,040,000)	0
Foreign exchange (loss)/gain		2,518,000	15,849,000	(4,350,000)	(286,000)	3,050,000	19,194,000	(2,912,000)	(128,000)
Gain on buy-back of convertible bonds		242,000	1,521,000	2,480,000	69,327,000	242,000	1,521,000	2,480,000	69,327,000
Non-operating expenses		(1,162,000)	(7,315,000)	0	0	(1,162,000)	(7,315,000)	0	0
Income before income tax expense		83,744,000	527,067,000	506,577,000	322,626,000	55,854,000	351,531,000	359,499,000	256,003,000
Income tax expense		(26,922,000)	(169,442,000)	(139,969,000)	(62,166,000)	0	0	0	0
Net income		$ 55,854,000	351,531,000	359,499,000	256,003,000	$ 55,854,000	351,531,000	359,499,000	256,003,000